SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.4%
	EQUITY - 25.6%
6,500	Financial Select Sector SPDR Fund	$ 267,215
2,000	Global X US Infrastructure Development ETF	74,040
1,600	Invesco QQQ Trust Series 1	766,576
6,072	iShares MSCI USA Min Vol Factor ETF	509,805
3,900	iShares MSCI USA Quality Factor ETF	665,964
2,100	iShares U.S. Aerospace & Defense ETF	277,305
10,000	JPMorgan Equity Premium Income ETF	566,800
11,600	JPMorgan Nasdaq Equity Premium Income ETF	643,800
1,646	SPDR Dow Jones Industrial Average ETF Trust(a)	643,800
47,800	Vanguard FTSE Developed Markets ETF	2,362,276
4,400	Vanguard Growth ETF	1,645,644
2,900	Vanguard MSCI Europe ETF	193,633
867	Vanguard S&P 500 ETF	433,613
5,400	WisdomTree India Earnings Fund	260,712
		9,311,183
	FIXED INCOME - 20.8%
6,900	Blackrock AAA CLO ETF	358,386
22,000	BNY Mellon High Yield ETF	1,037,740
11,500	First Trust Preferred Securities and Income ETF	199,640
4,978	Invesco Senior Loan ETF	104,737
13,990	iShares 20+ Year Treasury Bond ETF	1,284,003
8,300	iShares Preferred and Income Securities ETF(a)	261,865
9,100	Janus Henderson B-BBB CLO ETF	447,538
11,800	JPMorgan High Yield Municipal ETF	587,522
8,400	Pacer Pacific Asset Floating Rate High Income ETF	399,420
3,700	PGIM Floating Rate Income ETF	187,032
29,800	SPDR Blackstone Senior Loan ETF	1,245,640
5,400	SPDR Bloomberg Convertible Securities ETF	389,124
7,600	SPDR Bloomberg High Yield Bond ETF	716,452
17,200	Virtus InfraCap U.S. Preferred Stock ETF	361,716
		7,580,815

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,124,326)	16,891,998

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 53.4%
	ALTERNATIVE - 6.6%
78,837	DoubleLine Flexible Income Fund, Class I	$ 679,571
64,562	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	559,110
65,959	iMGP High Income Fund, Institutional Class	644,421
52,933	Payden Absolute Return Bond Fund, Class I	504,977
		2,388,079
	EQUITY - 6.0%
26,076	Schwab S&P 500 Index Fund	2,197,177

	FIXED INCOME - 40.8%
106	American Century High Income Fund, Class I	900
637	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	3,572
489	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,344
159,263	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,490,705
165	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,756
0(d)	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	1
66,170	Crossingbridge Low Duration High Yield Fund, Institutional Class	643,427
52,142	DoubleLine Low Duration Emerging Markets Fixed, Class I	491,701
576	Franklin High Yield Tax-Free Income Fund, Class A1	5,168
43,601	Holbrook Structured Income Fund, Class I	428,161
113,164	JPMorgan Emerging Markets Debt Fund, Class I	690,302
116,692	Medalist Partners MBS Total Return Fund, Institutional Class	975,547
187	Metropolitan West Total Return Bond Fund, Class I	1,665
303	Nuveen Bond Index Fund, Institutional Class	2,869
225	Nuveen High Yield Municipal Bond Fund, Class I	3,436
113	Nuveen Preferred Securities Fund, Class I	1,726
158	Nuveen Short Duration High Yield Municipal Bond, Class I	1,559
172	Nuveen Strategic Income Fund, Class I	1,682
73,495	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	530,633
264,762	PIMCO Income Fund Institutional Class	2,774,703
242,747	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	2,381,353
94,342	PIMCO Investment Grade Credit Bond Fund, Institutional Class	833,982
245,599	PIMCO Total Return Fund, Institutional Class	2,085,135
75,502	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	683,291

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 53.4% (Continued)
	FIXED INCOME - 40.8% (Continued)
58,783	Putnam Floating Rate Income Fund, Class Y	$ 468,502
37,673	RiverPark Strategic Income Fund, Institutional Class	325,282
138	TCW Emerging Markets Income Fund, Class I	886
1	TCW Emerging Markets Local Currency Income Fund, Class I	8
1	TCW Total Return Bond Fund, Class I	8
766	Western Asset Core Plus Bond Fund, Class I	7,030
		14,837,334

	TOTAL OPEN END FUNDS (Cost $18,585,660)	19,422,590

	SHORT-TERM INVESTMENTS — 2.6%
	COLLATERAL FOR SECURITITES LOANED - 2.4%
857,856	First American Government Obligations Fund, Class X, 5.23% (Cost $857,856) (b)(c)	857,856

	MONEY MARKET FUND - 0.2%
80,877	First American Government Obligations Fund, Class X, 5.23% (Cost $80,877) (c)	80,877

	TOTAL SHORT-TERM INVESTMENTS (Cost $938,733)	938,733

	TOTAL INVESTMENTS - 102.4% (Cost $34,648,719)	$ 37,253,321
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(888,119)
	NET ASSETS - 100.0%	$ 36,365,202

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $839,683.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $857,856 at June 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(d)	Amount represents less than one share